Income Taxes - Summary of Difference Between Provision for Income Taxes and Amounts Computed by Applying Statutory Federal Income Tax Rate to Income Before Income Taxes (Details) - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Tax provision derived by applying the federal statutory rate to income before income taxes					$ (17,630)	$ (13,789)	$ (16,988)
Permanent differences and other					1,042	1,002	482
Effect of tax rate on foreign jurisdiction					42	(5)	0
Change in the valuation allowance					20,609	16,900	20,662
Income tax (benefit) expense	$ 3	$ (209)	$ (26)	$ (174)	(136)	141	0
Federal Tax Credits
Income Taxes [Line Items]
Tax credits					(3,559)	(3,815)	(3,905)
State Tax Credits
Income Taxes [Line Items]
Tax credits					$ (640)	$ (152)	$ (251)